Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 814	$ 806	$ 599
Less: accumulated depreciation	(683)	(641)	(293)
Net property and equipment	131	165	306
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			276
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	122	121	152
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 186	186	$ 171
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		609
Less: accumulated depreciation		(444)
Net property and equipment		165
Previously Reported [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		288
Previously Reported [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		135
Previously Reported [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 186